Business combination - Identifiable assets acquired and liabilities assumed (Details) - Block CPO09 $ in Millions	Dec. 31, 2024 COP ($)
Assets
Cash and cash equivalents	$ 152,422
Inventories	10,354
Trade and other receivables	218,417
Properties, plant, and equipment	3,505,760
Natural and environmental resources	2,241,810
Total assets	6,128,763
Liabilities
Trade and other payables	388,007
Retirement obligation	178,555
Total liabilities	566,562
Total identifiable net assets	$ 5,562,201